Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current liabilities	€ 172,149	€ 175,751
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	97,423	158,367
Current liabilities	172,149	175,751
Total	€ (74,726)	€ (17,384)